Contingent Liabilities and Commitments_Major Pending Lawsuits in which the Group is a Defendant(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩) ₩ / shares
Kookmin Bank | Request for a return of redemption amount
Disclosure Of Contingent Liabilities
Loss Contingency Pending Claims Number | ₩ / shares	1
Loss Contingency Damages Sought Value | ₩	₩ 48,068
Description of the lawsuits	Kookmin Bank invested the assets entrusted by OO Asset Management and OO Investment Trust Management in the Fairfield Sentry Limited, and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses). Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
Status of the lawsuits	Application for incineration by the defendant has been denied, and further proceedings are scheduled. [Related litigation is in progress at the New York Southern District Bankruptcy Court (10-03777) at the written complaint review stage]
Kookmin Bank | Request for compensation for damages
Disclosure Of Contingent Liabilities
Loss Contingency Pending Claims Number | ₩ / shares	1
Loss Contingency Damages Sought Value | ₩	₩ 1,629,557
Description of the lawsuits	The plaintiff filed a lawsuit for compensation for damages against Indonesian Financial Supervisory Authority (OJK) and Kookmin Bank as joint defendants, claiming that the capital increase and Kookmin Bank's acquisition of PT Bank Bukopin TBK was illegal in violation of local laws and regulations in Indonesia.
Status of the lawsuits	It is difficult to accurately predict the result of the lawsuit as of now because the complaint has not been received, but it is judged that the possibility that the result of this lawsuit will have a significant impact on the financial position of Kookmin Bank is low.
KB Securities Co., Ltd. | Request for a return of transaction amount (Australian fund)
Disclosure Of Contingent Liabilities
Loss Contingency Pending Claims Number | ₩ / shares	1
Loss Contingency Damages Sought Value | ₩	₩ 100,000
Description of the lawsuits	The plaintiffs OOOO Securities and OOOO Life Insurance filed lawsuits, claiming that the KB Securities Co., Ltd. provided false information on major matters in the product description while selling JB Australia NDIS Private Fund No.1 (on April 25, 2019, plaintiffs invested KRW 50 billion each) (a) (Primary claim) requesting KB Securities Co., Ltd. to return unjust enrichment of KRW 100 billion for cancellation of sales contracts of beneficiary certificates due to an error or termination of the contract due to default, (b) (Secondary claim) requesting for compensation for damages in investments amounting to KRW 100 billion due to violation of the investor protection obligation and fraudulent transactions of KB Securities Co., Ltd. and OOO Asset Management.
Status of the lawsuits	First trial is in progress (second hearing for the first trial is scheduled on April 2, 2021).